Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS
Goodwill
During 2016, the carrying amount of goodwill increased $1.8 million as a result of an exchange transaction ARX entered into with a third party. Pursuant to the exchange, ARX acquired 100% of the equity interest in an insurance subsidiary (and an affiliated company) that writes residential property insurance and disposed of 100% of the equity interest in an insurance subsidiary (and an affiliated company) that writes commercial property insurance. The book values of the entities that were acquired and disposed of were approximately equal at the time of the exchange.
There were no goodwill impairment charges recognized during the years ended December 31, 2016 and 2015. Goodwill recorded at December 31, 2016 and 2015 was $449.4 million and $447.6 million, respectively.
Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31, 2016 and 2015:

(millions)	December 31, 2016	December 31, 2015
Intangible assets subject to amortization	$420.4	$482.5
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$432.8	$494.9
[1]Indefinite-lived intangible assets are comprised of state insurance and agent licenses.

Intangible assets subject to amortization consisted of the following:

(millions)	December 31, 2016			December 31, 2015
Category	Gross Carrying Amount	Accumulated Amortization[1]	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization[1]	Net Carrying Amount
Policies in force	$256.2	$64.1	$192.1	$256.2	$27.5	$228.7
Agency relationships	159.2	19.9	139.3	159.2	8.5	150.7
Software rights	79.1	18.8	60.3	79.1	8.2	70.9
Trade name	34.8	6.1	28.7	34.8	2.6	32.2
Total	$529.3	$108.9	$420.4	$529.3	$46.8	$482.5
[1] Total does not include $0.6 million of accumulated amortization related to state insurance licenses previously subject to amortization.

Amortization expense was $62.1 million and $46.8 million for the years ended December 31, 2016 and 2015, respectively. No amortization expense was incurred on intangible assets subject to amortization prior to the ARX acquisition on April 1, 2015.

The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2016, is as follows:

(millions)
Year	Amortization Expense
2017	$62.1
2018	62.1
2019	62.1
2020	60.4
2021	60.1